UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Gregory F. Niland

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Retirement Income Portfolio SeriesSM
Semi-annual report for the six months ended April 30, 2019

Portfolios designed
to help address
your retirement
income needs

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

American Funds Retirement Income Portfolio — ConservativeSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds Retirement Income Portfolio — ModerateSM strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds Retirement Income Portfolio — EnhancedSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end). Returns reflect the maximum 5.75% sales charge. Also shown are the expense ratios as of the series prospectus dated January 1, 2019 (as supplemented to date).

	Cumulative total returns	Average annual total returns
Class A shares	1 year	Lifetime (since 8/28/15)	Expense ratios

American Funds Retirement Income Portfolio — Conservative	–1.69%	3.31%	0.67%
American Funds Retirement Income Portfolio — Moderate	–1.58	4.36	0.66
American Funds Retirement Income Portfolio — Enhanced	–1.66	5.39	0.68

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses through at least January 1, 2020, without which the results would have been lower and net expense ratios higher. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Please see the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit americanfunds.com.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. There are expenses associated with the underlying funds in addition to fund-of-funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	Investment portfolios

6	Financial statements

10	Notes to financial statements

22	Financial highlights

Fellow investors:

All three portfolios within the American Funds Retirement Income Portfolio Series saw positive returns for the first half of their fiscal year.

For the six months ended April 30, 2019, the Conservative portfolio gained 6.39%, with an income return of 1.43% (1.42% if dividends were taken in cash). The Moderate portfolio saw a total return of 6.76%, with an income return of 1.51% for investors reinvesting dividends or taking them in cash, and the Enhanced portfolio rose 7.20%, with an income return of 1.60% (1.59% for dividends taken in cash).

All three portfolios’ returns surpassed that of the unmanaged Standard & Poor’s Target Date Retirement Income Index, which rose 5.73%, and the Lipper Retirement Income Funds Index, which gained 5.88%. Each portfolio also has surpassed these benchmarks over the series’ lifetime.

About the series

The series was created by the American Funds Portfolio Oversight Committee (the Committee), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

This series offers three distinct portfolios of individual American Funds, each designed to provide retirement income based on different withdrawal rates as well as an investor’s risk tolerance. For more information on each portfolio, please see the section beginning on page 3.

The economy

The global economy showed signs of volatility over the first half of the series’ fiscal year. This followed a downturn that began immediately before this reporting period, which was mentioned in our previous report. We believe that downturn was driven primarily by worries about the U.S. Federal Reserve’s (the Fed’s) shrinking

Results at a glance

For periods ended April 30, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 8/28/15)

American Funds Retirement Income Portfolio — Conservative (Class A shares)	6.39%	5.56%	5.20%
American Funds Retirement Income Portfolio — Moderate (Class A shares)	6.76	5.75	6.33
American Funds Retirement Income Portfolio — Enhanced (Class A shares)	7.20	5.80	7.45
Standard & Poor’s Target Date Retirement Income Index*	5.73	4.95	4.82
Lipper Retirement Income Funds Index†	5.88	4.20	4.70

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.
†	The Lipper Retirement Income Funds Index is composed of funds designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Thomson Reuters Lipper.

There have been periods when the funds have lagged the indexes.

American Funds Retirement Income Portfolio Series	1

balance sheet. The concern was that the Fed seemed disinclined to acknowledge the downside risk created by its tightening monetary policy.

We consider the six-month reporting period to be composed of two distinct phases: the first consisting of the end of 2018, and the second consisting of the first four months of this year. The first half of the reporting period saw the emergence of weaker data in the U.S., with consumer spending dropping by 0.6% in December and real gross domestic product for 2018 reported at an annual rate of just 2.2%. In conjunction with this, signs of soft data in Europe and a loss of business confidence in China due to the trade dispute with the U.S. seemed even more worrying, and stocks declined sharply at year-end.

Market sentiment dramatically improved in January. This recovery was confirmed when the Fed signaled it would hold off on further interest rate increases. So far this year we’ve seen a strong recovery, which has continued steadily across risky asset markets — mostly equity markets, but also credit, high-yield and emerging markets. A more dovish monetary policy stance in Europe and stimulus in China also helped to boost global markets as central bankers around the world acknowledged the impact of slowing global economic growth. This recovery was most pronounced in January.

The stock market

Global stocks declined sharply in the fourth quarter of 2018 amid tightening U.S. monetary policy and deteriorating trade relations between the U.S. and China. The sustained selloff in higher risk asset markets was especially pronounced in December, leaving most equity markets with double-digit losses in dollar terms for the fourth quarter and full calendar year. Signs of slowing global economic growth pressured stocks as companies strained under the weight of rising tariffs and threats of further retaliation, culminating in the worst quarterly returns since 2011. However, in the second phase of the reporting period, starting in January 2019, global stocks rallied with the shifts in monetary policy and signs of progress in U.S.-China trade negotiations.

Technology stocks led markets higher amid the strongest first-quarter rally in more than two decades. Economically sensitive sectors, including energy and industrials, advanced as investors reset expectations for interest rates and the global trade environment.

European stocks followed the U.S. stock market, with a steep decline at year-end followed by a rally starting in January. Complicating matters has been the continued uncertainty around Brexit, the U.K.’s impending departure from the European Union. Still, U.K. stocks finished the first quarter with a 9% gain, lagging the overall market, and the British pound rose 2% against the dollar.

The bond market

U.S. Treasury bonds rallied as investors gravitated to safe-haven assets. This is common when riskier assets sell off. Investment-grade bonds (rated BBB/Baa and above) advanced as top officials at the Fed and the European Central Bank signaled that interest rates likely will remain low for the balance of the year, given disappointing economic data and low inflation in several key regions. The yield on Germany’s benchmark 10-year bond moved into negative territory.

How the series fared

The mix of dividend-focused equity funds and diversifying bond funds in each portfolio made weathering the late 2018 equity market correction manageable for the series. The balance of these asset classes proved sound in both the downturn and subsequent recovery. While we continue to remind investors that six months is a limited period from which to examine results, we are pleased with the portfolios’ results over this six-month period.

Moving forward

Overall, we believe there is reason for guarded optimism about the global economy despite the potential for volatility and uncertainty. U.S. economic data has been less robust over the past six months, and at this stage we expect growth to be tamer than in the recent past. We feel three recent factors temporarily propelled growth in 2018, and their effect may make the upcoming period seem slower. These were: first, a temporary fiscal stimulus proved very positive for growth in 2018; second, the dollar rallied in 2018, providing a modest tailwind due to the impact on exports; and last, interest rates increased in 2018 due to Fed tightening. While these factors provided pockets for growth in 2018, we expect a moderate but steady growth in the upcoming period.

As always, we appreciate the trust you’ve placed in the American Funds, and look forward to reporting to you again in six months.

Cordially,

Andrew B. Suzman
President

June 12, 2019

For current information about the series, visit americanfunds.com.

2	American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio	unaudited
Investment portfolio April 30, 2019

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	801,549	$33,312

Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	2,175,503	133,250
The Income Fund of America, Class R-6	4,439,679	99,937
American Balanced Fund, Class R-6	2,437,789	66,625
American Funds Global Balanced Fund, Class R-6	1,019,975	33,312
		333,124

Fixed income funds 45%
The Bond Fund of America, Class R-6	12,951,939	166,562
U.S. Government Securities Fund, Class R-6	4,866,675	66,625
American Funds Inflation Linked Bond Fund, Class R-6	3,437,811	33,313
American Funds Mortgage Fund, Class R-6	3,327,911	33,312
		299,812

Total investment securities 100% (cost: $650,952,000)		666,248
Other assets less liabilities 0%		(215)

Net assets 100%		$666,033

See notes to financial statements

American Funds Retirement Income Portfolio Series	3

American Funds Moderate Portfolio	unaudited
Investment portfolio April 30, 2019

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,061,166	$44,102

Equity-income and Balanced funds 70%
Capital Income Builder, Class R-6	3,600,500	220,531
The Income Fund of America, Class R-6	9,796,741	220,525
American Balanced Fund, Class R-6	4,841,324	132,313
American Funds Global Balanced Fund, Class R-6	1,350,158	44,096
		617,465

Fixed income funds 25%
The Bond Fund of America, Class R-6	6,866,638	88,305
U.S. Government Securities Fund, Class R-6	3,222,347	44,114
American Funds Mortgage Fund, Class R-6	4,405,796	44,102
American Funds Inflation Linked Bond Fund, Class R-6	4,549,493	44,084
		220,605

Total investment securities 100% (cost: $854,337,000)		882,172
Other assets less liabilities 0%		(278)

Net assets 100%		$881,894

See notes to financial statements

4	American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio	unaudited
Investment portfolio April 30, 2019

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,136,329	$47,226

Equity-income and Balanced funds 90%
The Income Fund of America, Class R-6	12,590,408	283,410
Capital Income Builder, Class R-6	4,626,903	283,398
American Balanced Fund, Class R-6	6,913,297	188,940
American Funds Global Balanced Fund, Class R-6	2,892,535	94,470
		850,218

Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	4,876,952	47,258

Total investment securities 100% (cost: $908,480,000)		944,702
Other assets less liabilities 0%		(187)

Net assets 100%		$944,515

See notes to financial statements

American Funds Retirement Income Portfolio Series	5

Financial statements	unaudited

Statements of assets and liabilities at April 30, 2019	(dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$666,248	$882,172	$944,702
Receivables for:
Sales of fund’s shares	1,037	895	768
Dividends	625	414	—
Total assets	667,910	883,481	945,470

Liabilities:
Payables for:
Purchases of investments	1,479	1,151	392
Repurchases of fund’s shares	184	158	376
Services provided by related parties	213	276	185
Trustees’ deferred compensation	1	2	2
Total liabilities	1,877	1,587	955
Net assets at April 30, 2019	$666,033	$881,894	$944,515

Net assets consist of:
Capital paid in on shares of beneficial interest	$643,872	$840,538	$891,643
Total distributable earnings	22,161	41,356	52,872
Net assets at April 30, 2019	$666,033	$881,894	$944,515
Investment securities in unaffiliated issuers, at cost	$650,952	$854,337	$908,480

See notes to financial statements

6	American Funds Retirement Income Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$437,117	$699,325	$702,424
	Shares outstanding	39,665	61,782	60,250
	Net asset value per share	$11.02	$11.32	$11.66
Class C:	Net assets	$83,363	$86,408	$78,309
	Shares outstanding	7,600	7,668	6,742
	Net asset value per share	$10.97	$11.27	$11.62
Class T:	Net assets	$10	$10	$11
	Shares outstanding	1	1	1
	Net asset value per share	$11.03	$11.32	$11.66
Class F-1:	Net assets	$12,171	$14,219	$31,240
	Shares outstanding	1,104	1,256	2,679
	Net asset value per share	$11.02	$11.32	$11.66
Class F-2:	Net assets	$55,748	$72,155	$120,905
	Shares outstanding	5,052	6,365	10,356
	Net asset value per share	$11.04	$11.34	$11.68
Class F-3:	Net assets	$4,764	$4,455	$7,407
	Shares outstanding	432	393	635
	Net asset value per share	$11.03	$11.32	$11.67
Class R-1:	Net assets	$753	$335	$205
	Shares outstanding	68	30	17
	Net asset value per share	$11.00	$11.31	$11.64
Class R-2:	Net assets	$1,125	$1,766	$1,033
	Shares outstanding	102	156	89
	Net asset value per share	$11.01	$11.29	$11.61
Class R-2E:	Net assets	$11	$11	$138
	Shares outstanding	1	1	12
	Net asset value per share	$11.04	$11.34	$11.67
Class R-3:	Net assets	$2,117	$810	$931
	Shares outstanding	192	72	80
	Net asset value per share	$11.03	$11.31	$11.64
Class R-4:	Net assets	$49,484	$664	$702
	Shares outstanding	4,489	59	60
	Net asset value per share	$11.02	$11.32	$11.67
Class R-5E:	Net assets	$1,595	$11	$11
	Shares outstanding	144	1	1
	Net asset value per share	$11.03	$11.33	$11.67
Class R-5:	Net assets	$211	$14	$12
	Shares outstanding	19	1	1
	Net asset value per share	$11.05	$11.34	$11.68
Class R-6:	Net assets	$17,564	$1,711	$1,187
	Shares outstanding	1,591	151	102
	Net asset value per share	$11.04	$11.34	$11.68

American Funds Retirement Income Portfolio Series	7

Statements of operations for the six months ended April 30, 2019	unaudited (dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
Investment income:
Income:
Dividends	$9,684		$13,568		$14,591

Fees and expenses*:
Distribution services	1,057		1,307		1,337
Transfer agent services	140		136		172
Reports to shareholders	10		13		13
Registration statement and prospectus	125		137		147
Trustees’ compensation	1		1		1
Auditing and legal	9		9		9
Custodian	6		6		6
Other	7		9		10
Total fees and expenses before reimbursements	1,355		1,618		1,695
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	—	†	—	†	—	†
Total fees and expenses after reimbursements	1,355		1,618		1,695
Net investment income	8,329		11,950		12,896

Net realized gain and unrealized appreciation:
Net realized loss on sale of investments	(289)		(190)		(297)
Capital gain distributions received	6,777		13,649		17,287
	6,488		13,459		16,990
Net unrealized appreciation	22,898		28,180		31,609
Net realized gain and unrealized appreciation	29,386		41,639		48,599
Net increase in net assets resulting from operations	$37,715		$53,589		$61,495

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

8	American Funds Retirement Income Portfolio Series

Statements of changes in net assets	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018	Six months ended April 30 2019*	Year ended October 31 2018
Operations:
Net investment income	$8,329	$11,320	$11,950	$16,325	$12,896	$17,335
Net realized gain	6,488	5,310	13,459	9,789	16,990	12,298
Net unrealized appreciation (depreciation)	22,898	(24,877)	28,180	(35,414)	31,609	(38,521)
Net increase (decrease) in net assets resulting from operations	37,715	(8,247)	53,589	(9,300)	61,495	(8,888)

Distributions paid to shareholders	(12,701)	(11,795)	(20,573)	(17,956)	(24,056)	(19,034)

Net capital share transactions	84,373	149,450	84,570	217,416	115,774	241,671

Total increase in net assets	109,387	129,408	117,586	190,160	153,213	213,749

Net assets:
Beginning of period	556,646	427,238	764,308	574,148	791,302	577,553
End of period	$666,033	$556,646	$881,894	$764,308	$944,515	$791,302

*	Unaudited.

See notes to financial statements

American Funds Retirement Income Portfolio Series	9

Notes to financial statements	unaudited

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

10	American Funds Retirement Income Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2019, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that any of the funds will provide adequate income through retirement. The funds are not designed to, and are not expected to, generate distributions that equal a fixed percentage of each fund’s current net asset value per share. An investor taking periodic withdrawals from any of the funds should not assume that the source of any distribution is dividend or interest income or capital gains; rather, all or a portion of any distribution from any of the funds may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in each fund. Each fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in each fund and during the length of time such investor holds shares of each fund. Even if each fund’s portfolio value grows over time, such growth may be insufficient to enable each fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from each fund’s assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by each fund. Each fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

American Funds Retirement Income Portfolio Series	11

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following page.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

12	American Funds Retirement Income Portfolio Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain underlying fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and

American Funds Retirement Income Portfolio Series	13

increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
As of October 31, 2018
Undistributed ordinary income	$552	$240	$235
Undistributed long-term capital gains	4,500	8,763	10,887
As of April 30, 2019
Gross unrealized appreciation on investments	15,488	28,057	35,624
Gross unrealized depreciation on investments	(785)	(729)	—
Net unrealized appreciation on investments	14,703	27,328	35,624
Cost of investments	651,545	854,844	909,078

14	American Funds Retirement Income Portfolio Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Conservative Portfolio

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$5,521		$2,966		$8,487		$7,471		$558		$8,029
Class C	832		589		1,421		1,085		121		1,206
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	157		85		242		201		17		218
Class F-2	750		377		1,127		1,004		68		1,072
Class F-3	28		9		37		16		1		17
Class R-1	8		6		14		11		1		12
Class R-2	12		8		20		14		1		15
Class R-2E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-3	24		15		39		32		3		35
Class R-4	632		342		974		808		69		877
Class R-5E	23		12		35		37		3		40
Class R-5	—	*	—	*	—	*	—	*	—	*	—	*
Class R-6	210		95		305		260		14		274
Total	$8,197		$4,504		$12,701		$10,939		$856		$11,795

Moderate Portfolio

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,510		$6,928		$16,438		$13,391		$1,301		$14,692
Class C	943		897		1,840		1,292		187		1,479
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	191		142		333		317		33		350
Class F-2	1,044		713		1,757		1,207		105		1,312
Class F-3	69		46		115		60		2		62
Class R-1	2		2		4		2		—	*	2
Class R-2	20		18		38		26		3		29
Class R-2E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-3	10		9		19		13		1		14
Class R-4	8		5		13		10		1		11
Class R-5E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-5	—	*	—	*	—	*	—	*	—	*	—	*
Class R-6	12		4		16		5		—	*	5
Total	$11,809		$8,764		$20,573		$16,323		$1,633		$17,956

See end of tables for footnote.

American Funds Retirement Income Portfolio Series	15

Enhanced Portfolio

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,889		$8,105		$17,994		$12,973		$1,321		$14,294
Class C	866		911		1,777		1,160		176		1,336
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	444		368		812		566		59		625
Class F-2	1,823		1,419		3,242		2,446		223		2,669
Class F-3	86		45		131		44		3		47
Class R-1	2		1		3		1		—	*	1
Class R-2	13		13		26		18		2		20
Class R-2E	1		—	*	1		—	*	—	*	—	*
Class R-3	11		9		20		9		1		10
Class R-4	10		8		18		12		1		13
Class R-5E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-5	—	*	—	*	—	*	—	*	—	*	—	*
Class R-6	18		14		32		18		1		19
Total	$13,163		$10,893		$24,056		$17,247		$1,787		$19,034

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

16	American Funds Retirement Income Portfolio Series

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2019, unreimbursed expenses subject to reimbursement for the funds’ Class A shares were as follows (dollars in thousands):

Class A
Conservative Portfolio	$—
Moderate Portfolio	—
Enhanced Portfolio	123

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. Currently CRMC receives administrative services fees at the annual rate of 0.05% of daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. The board of directors or trustees of each underlying fund authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund (which could increase as noted above) for its provision of administrative services.

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Class-specific expenses under the distribution services and transfer agent services agreements for the six months ended April 30, 2019, were as follows:

Conservative Portfolio

Share class	Distribution services	Transfer agent services
Class A	$590	$69
Class C	384	14
Class T	—	—	*
Class F-1	14	5
Class F-2	Not applicable	26
Class F-3	Not applicable	—	*
Class R-1	4	—	*
Class R-2	4	1
Class R-2E	—	—	*
Class R-3	5	2
Class R-4	56	22
Class R-5E	Not applicable	1
Class R-5	Not applicable	—	*
Class R-6	Not applicable	—	*
Total class-specific expenses	$1,057	$140

Moderate Portfolio

Share class	Distribution services	Transfer agent services
Class A	$878	$86
Class C	403	11
Class T	—	—	*
Class F-1	16	7
Class F-2	Not applicable	31
Class F-3	Not applicable	—	*
Class R-1	1	—	*
Class R-2	6	1
Class R-2E	—	—	*
Class R-3	2	—	*
Class R-4	1	—	*
Class R-5E	Not applicable	—	*
Class R-5	Not applicable	—	*
Class R-6	Not applicable	—	*
Total class-specific expenses	$1,307	$136

Enhanced Portfolio

Share class	Distribution services		Transfer agent services
Class A	$945		$85
Class C	351		10
Class T	—		—	*
Class F-1	35		15
Class F-2	Not applicable		61
Class F-3	Not applicable		—	*
Class R-1	—	*	—	*
Class R-2	3		—	*
Class R-2E	—	*	—	*
Class R-3	2		1
Class R-4	1		—	*
Class R-5E	Not applicable		—	*
Class R-5	Not applicable		—	*
Class R-6	Not applicable		—	*
Total class-specific expenses	$1,337		$172

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

18	American Funds Retirement Income Portfolio Series

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2019, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$98,417	$11,581
Moderate Portfolio	96,661	7,036
Enhanced Portfolio	134,306	12,429

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

	Sales*				Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$82,308		7,677		$8,427	806	$(40,133)	(3,759)	$50,602	4,724
Class C	14,644		1,374		1,407	136	(9,135)	(859)	6,916	651
Class T	—		—		—	—	—	—	—	—
Class F-1	3,040		283		242	23	(1,583)	(147)	1,699	159
Class F-2	18,673		1,743		1,114	106	(11,482)	(1,069)	8,305	780
Class F-3	3,941		364		37	4	(434)	(41)	3,544	327
Class R-1	147		14		12	1	(226)	(21)	(67)	(6)
Class R-2	75		7		20	2	(85)	(8)	10	1
Class R-2E	—	†	—	†	—	—	—	—	— †	— †
Class R-3	161		15		38	4	(123)	(12)	76	7
Class R-4	12,735		1,188		974	93	(5,528)	(515)	8,181	766
Class R-5E	247		23		35	3	(331)	(31)	(49)	(5)
Class R-5	200		18		—	—	—	—	200	18
Class R-6	7,849		739		295	28	(3,188)	(298)	4,956	469
Total net increase (decrease)	$144,020		13,445		$12,601	1,206	$(72,248)	(6,760)	$84,373	7,891

Year ended October 31, 2018

Class A	$174,156		15,934		$7,960	733	$(76,043)	(6,978)	$106,073	9,689
Class C	30,576		2,808		1,194	110	(16,259)	(1,497)	15,511	1,421
Class T	—		—		—	—	—	—	—	—
Class F-1	5,422		497		218	20	(4,536)	(416)	1,104	101
Class F-2	30,109		2,763		1,059	97	(17,288)	(1,585)	13,880	1,275
Class F-3	1,124		103		16	2	(78)	(7)	1,062	98
Class R-1	372		34		10	1	(9)	(1)	373	34
Class R-2	572		53		15	1	(88)	(8)	499	46
Class R-2E	—	†	—	†	—	—	— †	— †	—	—
Class R-3	2,160		199		35	3	(1,703)	(159)	492	43
Class R-4	18,076		1,658		877	81	(13,319)	(1,220)	5,634	519
Class R-5E	487		45		40	4	(391)	(37)	136	12
Class R-5	—		—		—	—	—	—	—	—
Class R-6	6,133		560		274	25	(1,721)	(158)	4,686	427
Total net increase (decrease)	$269,187		24,654		$11,698	1,077	$(131,435)	(12,066)	$149,450	13,665

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	19

Moderate Portfolio
	Sales*			Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$103,604		9,438	$16,314		1,537		$(49,888)	(4,561)	$70,030	6,414
Class C	12,131		1,109	1,835		174		(8,623)	(790)	5,343	493
Class T	—		—	—		—		—	—	—	—
Class F-1	1,443		131	333		32		(978)	(90)	798	73
Class F-2	16,569		1,508	1,715		161		(10,990)	(1,006)	7,294	663
Class F-3	1,767		159	115		11		(2,286)	(209)	(404)	(39)
Class R-1	222		20	3		—	†	(26)	(2)	199	18
Class R-2	66		6	37		4		(308)	(29)	(205)	(19)
Class R-2E	—		—	—		—		—	—	—	—
Class R-3	55		5	19		2		(77)	(7)	(3)	—	†
Class R-4	157		15	13		1		(1)	— †	169	16
Class R-5E	—		—	—		—		—	—	—	—
Class R-5	—		—	—	†	—	†	— †	— †	— †	—	†
Class R-6	1,382		125	15		1		(48)	(4)	1,349	122
Total net increase (decrease)	$137,396		12,516	$20,399		1,923		$(73,225)	(6,698)	$84,570	7,741

Year ended October 31, 2018

Class A	$246,308		21,856	$14,589		1,302		$(93,859)	(8,375)	$167,038	14,783
Class C	29,881		2,662	1,474		132		(15,698)	(1,402)	15,657	1,392
Class T	—		—	—		—		—	—	—	—
Class F-1	5,749		507	350		31		(4,343)	(386)	1,756	152
Class F-2	39,932		3,562	1,289		115		(14,653)	(1,302)	26,568	2,375
Class F-3	4,683		416	58		5		(220)	(19)	4,521	402
Class R-1	41		4	2		—	†	(48)	(4)	(5)	—	†
Class R-2	1,129		101	29		3		(57)	(5)	1,101	99
Class R-2E	—		—	—		—		—	—	—	—
Class R-3	309		28	14		1		(1)	— †	322	29
Class R-4	175		15	10		1		(38)	(3)	147	13
Class R-5E	—		—	—		—		—	—	—	—
Class R-5	—	†	—	—	†	—	†	— †	— †	— †	—	†
Class R-6	327		29	4		1		(20)	(2)	311	28
Total net increase (decrease)	$328,534		29,180	$17,819		1,591		$(128,937)	(11,498)	$217,416	19,273

20	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$130,321	11,631	$17,680	1,640		$(59,581)	(5,329)	$88,420	7,942
Class C	14,052	1,249	1,768	165		(7,659)	(683)	8,161	731
Class T	—	—	—	—		—	—	—	—
Class F-1	4,887	431	811	75		(1,837)	(162)	3,861	344
Class F-2	36,017	3,216	3,238	300		(29,315)	(2,612)	9,940	904
Class F-3	5,456	484	130	12		(976)	(85)	4,610	411
Class R-1	147	13	3	—	†	(21)	(2)	129	11
Class R-2	176	16	26	2		(169)	(15)	33	3
Class R-2E	117	11	1	—	†	—	—	118	11
Class R-3	289	26	21	2		(5)	(1)	305	27
Class R-4	62	5	18	2		— †	— †	80	7
Class R-5E	—	—	—	—		—	—	—	—
Class R-5	—	—	—	—		—	—	—	—
Class R-6	187	17	32	3		(102)	(9)	117	11
Total net increase (decrease)	$191,711	17,099	$23,728	2,201		$(99,665)	(8,898)	$115,774	10,402

Year ended October 31, 2018

Class A	$249,555	21,468	$13,961	1,207		$(82,540)	(7,112)	$180,976	15,563
Class C	25,482	2,197	1,332	115		(16,293)	(1,404)	10,521	908
Class T	—	—	—	—		—	—	—	—
Class F-1	11,267	967	624	54		(4,120)	(355)	7,771	666
Class F-2	74,632	6,414	2,668	230		(38,221)	(3,290)	39,079	3,354
Class F-3	1,953	167	46	4		(199)	(17)	1,800	154
Class R-1	22	2	1	—	†	(9)	(1)	14	1
Class R-2	493	42	20	2		(190)	(17)	323	27
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	453	39	9	1		(134)	(11)	328	29
Class R-4	209	18	13	1		(1)	— †	221	19
Class R-5E	—	—	—	—		—	—	—	—
Class R-5	—	—	—	—		—	—	—	—
Class R-6	645	56	19	2		(26)	(3)	638	55
Total net increase (decrease)	$364,711	31,370	$18,693	1,616		$(141,733)	(12,210)	$241,671	20,776

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Retirement Income Portfolio Series	21

Financial highlights

Conservative Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$10.59	$.15		$.51	$.66	$(.15)	$(.08)	$(.23)	$11.02	6.39%[8]		$437		.39%[9]		.39%[9]		.68%[9]		2.85%[9]
10/31/2018	10.99	.25		(.39)	(.14)	(.24)	(.02)	(.26)	10.59	(1.31)		370		.38		.38		.67		2.28
10/31/2017	10.43	.22		.58	.80	(.23)	(.01)	(.24)	10.99	7.83		277		.40		.36		.65		2.08
10/31/2016	10.21	.21		.22	.43	(.21)	—	(.21)	10.43	4.23		149		.54		.38		.68		2.03
10/31/2015[6,10]	10.00	.02		.19	.21	—	—	—	10.21	2.10	[8]	9		.14	[8]	.09	[8]	.39	[8]	.17	[8]
Class C:
4/30/2019[6,7]	10.55	.11		.50	.61	(.11)	(.08)	(.19)	10.97	5.96	[8]	83		1.09	[9]	1.09	[9]	1.38	[9]	2.16	[9]
10/31/2018	10.94	.17		(.37)	(.20)	(.17)	(.02)	(.19)	10.55	(1.89)		73		1.08		1.08		1.37		1.59
10/31/2017	10.39	.15		.57	.72	(.16)	(.01)	(.17)	10.94	7.04		60		1.12		1.09		1.38		1.37
10/31/2016	10.20	.14		.21	.35	(.16)	—	(.16)	10.39	3.46		34		1.24		1.08		1.38		1.35
10/31/2015[6,10]	10.00	—	[11]	.20	.20	—	—	—	10.20	2.00	[8]	2		.26	[8]	.218		.51	[8]	.048
Class T:
4/30/2019[6,7]	10.60	.17		.51	.68	(.17)	(.08)	(.25)	11.03	6.53	[8,12]	—	[13]	.09	[9,12]	.09	[9,12]	.38	[9,12]	3.18	[9,12]
10/31/2018	10.99	.28		(.38)	(.10)	(.27)	(.02)	(.29)	10.60	(.95)[12]		—	[13]	.09	[12]	.09	[12]	.38	[12]	2.59	[12]
10/31/2017[6,14]	10.61	.13		.37	.50	(.12)	—	(.12)	10.99	4.76	[8,12]	—	[13]	.11	[9,12]	.06	[9,12]	.35	[9,12]	2.09	[9,12]
Class F-1:
4/30/2019[6,7]	10.60	.15		.50	.65	(.15)	(.08)	(.23)	11.02	6.28	[8]	12		.40	[9]	.40	[9]	.69	[9]	2.90	[9]
10/31/2018	10.99	.25		(.38)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)		10		.40		.40		.69		2.28
10/31/2017	10.43	.22		.58	.80	(.23)	(.01)	(.24)	10.99	7.78		9		.45		.41		.70		2.03
10/31/2016	10.21	.21		.22	.43	(.21)	—	(.21)	10.43	4.24		5		.54		.39		.69		2.05
10/31/2015[6,10]	10.00	.01		.20	.21	—	—	—	10.21	2.10	[8]	—	[13]	.18	[8]	.10	[8]	.40	[8]	.11	[8]
Class F-2:
4/30/2019[6,7]	10.61	.16		.51	.67	(.16)	(.08)	(.24)	11.04	6.49	[8]	56		.16	[9]	.16	[9]	.45	[9]	3.05	[9]
10/31/2018	11.00	.28		(.39)	(.11)	(.26)	(.02)	(.28)	10.61	(1.01)		45		.16		.16		.45		2.52
10/31/2017	10.44	.24		.58	.82	(.25)	(.01)	(.26)	11.00	8.02		33		.20		.17		.46		2.27
10/31/2016	10.21	.22		.24	.46	(.23)	—	(.23)	10.44	4.53		15		.28		.15		.45		2.11
10/31/2015[6,10]	10.00	.03		.18	.21	—	—	—	10.21	2.10	[8]	—	[13]	.11	[8]	.05	[8]	.35	[8]	.25	[8]
Class F-3:
4/30/2019[6,7]	10.60	.16		.52	.68	(.17)	(.08)	(.25)	11.03	6.55	[8]	5		.06	[9]	.06	[9]	.35	[9]	2.92	[9]
10/31/2018	10.99	.29		(.39)	(.10)	(.27)	(.02)	(.29)	10.60	(.92)		1		.05		.05		.34		2.67
10/31/2017[6,15]	10.49	.13		.55	.68	(.18)	—	(.18)	10.99	6.49	[8]	—	[13]	.15	[9]	.05	[9]	.34	[9]	1.58	[9]
Class R-1:
4/30/2019[6,7]	10.58	.12		.49	.61	(.11)	(.08)	(.19)	11.00	5.90	[8]	1		1.13	[9]	1.13	[9]	1.42	[9]	2.23	[9]
10/31/2018	10.98	.17		(.38)	(.21)	(.17)	(.02)	(.19)	10.58	(1.96)		1		1.14		1.14		1.43		1.57
10/31/2017	10.42	.13		.58	.71	(.14)	(.01)	(.15)	10.98	6.96		—	[13]	1.18		1.15		1.44		1.23
10/31/2016	10.21	.14		.24	.38	(.17)	—	(.17)	10.42	3.77		—	[13]	1.21		1.08		1.38		1.38
10/31/2015[6,10]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,12]	—	[13]	.08	[8,12]	.05	[8,12]	.35	[8,12]	.53	[8,12]
Class R-2:
4/30/2019[6,7]	10.58	.12		.51	.63	(.12)	(.08)	(.20)	11.01	6.11	[8]	1		.92	[9]	.92	[9]	1.21	[9]	2.33	[9]
10/31/2018	10.98	.19		(.38)	(.19)	(.19)	(.02)	(.21)	10.58	(1.79)		1		.92		.92		1.21		1.72
10/31/2017	10.42	.17		.58	.75	(.18)	(.01)	(.19)	10.98	7.27		1		.90		.87		1.16		1.59
10/31/2016	10.21	.16		.24	.40	(.19)	—	(.19)	10.42	3.93		—	[13]	1.05		.96		1.26		1.56
10/31/2015[6,10]	10.00	.05		.16	.21	—	—	—	10.21	2.10	[8,12]	—	[13]	.09	[8,12]	.06	[8,12]	.36	[8,12]	.52	[8,12]
Class R-2E:
4/30/2019[6,7]	10.61	.16		.51	.67	(.16)	(.08)	(.24)	11.04	6.43	[8,12]	—	[13]	.42	[9,12]	.18	[9,12]	.47	[9,12]	3.09	[9,12]
10/31/2018	11.01	.26		(.38)	(.12)	(.26)	(.02)	(.28)	10.61	(1.17)[12]		—	[13]	.37	[12]	.28	[12]	.57	[12]	2.39	[12]
10/31/2017	10.44	.25		.58	.83	(.25)	(.01)	(.26)	11.01	8.09	[12]	—	[13]	.38	[12]	.14	[12]	.43	[12]	2.34	[12]
10/31/2016	10.21	.22		.21	.43	(.20)	—	(.20)	10.44	4.28	[12]	—	[13]	.61	[12]	.33	[12]	.63	[12]	2.16	[12]
10/31/2015[6,10]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,12]	—	[13]	.08	[8,12]	.05	[8,12]	.35	[8,12]	.53	[8,12]

22	American Funds Retirement Income Portfolio Series

Conservative Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2019[6,7]	$10.60	$.13	$.51	$.64	$(.13)	$(.08)	$(.21)	$11.03	6.18%[8]		$2		.70%[9]		.70%[9]		.99%[9]		2.52%[9]
10/31/2018	10.99	.21	(.37)	(.16)	(.21)	(.02)	(.23)	10.60	(1.52)		2		.69		.69		.98		1.92
10/31/2017	10.44	.18	.58	.76	(.20)	(.01)	(.21)	10.99	7.36		2		.73		.70		.99		1.72
10/31/2016	10.21	.17	.25	.42	(.19)	—	(.19)	10.44	4.18		1		.76		.68		.98		1.66
10/31/2015[6,10]	10.00	.06	.15	.21	—	—	—	10.21	2.10	[8,12]	—	[13]	.08	[8,12]	.05	[8,12]	.35	[8,12]	.53	[8,12]
Class R-4:
4/30/2019[6,7]	10.60	.15	.50	.65	(.15)	(.08)	(.23)	11.02	6.28	[8]	49		.40	[9]	.40	[9]	.69	[9]	2.87	[9]
10/31/2018	10.99	.24	(.37)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)		40		.42		.42		.71		2.23
10/31/2017	10.44	.18	.62	.80	(.24)	(.01)	(.25)	10.99	7.77		35		.34		.28		.57		1.65
10/31/2016	10.21	.23	.20	.43	(.20)	—	(.20)	10.44	4.30		—	[13]	.48		.38		.68		2.18
10/31/2015[6,10]	10.00	.06	.15	.21	—	—	—	10.21	2.10	[8,12]	—	[13]	.08	[8,12]	.05	[8,12]	.35	[8,12]	.53	[8,12]
Class R-5E:
4/30/2019[6,7]	10.60	.16	.51	.67	(.16)	(.08)	(.24)	11.03	6.47	[8]	2		.21	[9]	.21	[9]	.50	[9]	3.08	[9]
10/31/2018	10.99	.27	(.38)	(.11)	(.26)	(.02)	(.28)	10.60	(1.06)		2		.20		.20		.49		2.46
10/31/2017	10.43	.22	.60	.82	(.25)	(.01)	(.26)	10.99	8.02		2		.21		.13		.42		2.00
10/31/2016[6,16]	10.17	.23	.24	.47	(.21)	—	(.21)	10.43	4.72	[8]	—	[13]	.50	[9]	.26	[9]	.56	[9]	2.32	[9]
Class R-5:
4/30/2019[6,7]	10.61	.17	.51	.68	(.16)	(.08)	(.24)	11.05	6.59	[8,12]	—	[13]	.24	[9,12]	.11	[9,12]	.40	[9,12]	3.15	[9,12]
10/31/2018	11.01	.28	(.39)	(.11)	(.27)	(.02)	(.29)	10.61	(1.06)[12]		—	[13]	.28	[12]	.12	[12]	.41	[12]	2.55	[12]
10/31/2017	10.44	.24	.58	.82	(.24)	(.01)	(.25)	11.01	8.05		—	[13]	.44		.20		.49		2.28
10/31/2016	10.21	.22	.21	.43	(.20)	—	(.20)	10.44	4.27		—	[13]	.58		.34		.64		2.15
10/31/2015[6,10]	10.00	.06	.15	.21	—	—	—	10.21	2.10	[8]	—	[13]	.08	[8]	.04	[8]	.34	[8]	.53	[8]
Class R-6:
4/30/2019[6,7]	10.61	.16	.52	.68	(.17)	(.08)	(.25)	11.04	6.54	[8]	18		.06	[9]	.06	[9]	.35	[9]	3.04	[9]
10/31/2018	11.00	.28	(.38)	(.10)	(.27)	(.02)	(.29)	10.61	(.93)		12		.06		.06		.35		2.59
10/31/2017	10.44	.25	.58	.83	(.26)	(.01)	(.27)	11.00	8.11		8		.10		.07		.36		2.38
10/31/2016	10.21	.25	.20	.45	(.22)	—	(.22)	10.44	4.43		6		.14		.06		.36		2.40
10/31/2015[6,10]	10.00	.06	.15	.21	—	—	—	10.21	2.10	[8]	—	[13]	.07	[8]	.04	[8]	.34	[8]	.53	[8]

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	23

Financial highlights (continued)

Moderate Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2019[6,7]	$10.89	$.16		$.55	$.71	$(.16)	$(.12)	$(.28)	$11.32	6.76%[8]		$699		.35%[9]		.35%[9]		.65%[9]		3.03%[9]
10/31/2018	11.28	.27		(.36)	(.09)	(.27)	(.03)	(.30)	10.89	(.84)		603		.37		.37		.66		2.40
10/31/2017	10.48	.25		.82	1.07	(.25)	(.02)	(.27)	11.28	10.40		458		.40		.39		.69		2.28
10/31/2016	10.26	.24		.22	.46	(.24)	—	(.24)	10.48	4.50		251		.47		.38		.69		2.31
10/31/2015[6,10]	10.00	.01		.25	.26	—	—	—	10.26	2.60	[8]	15		.13	[8]	.09	[8]	.40	[8]	.08	[8]
Class C:
4/30/2019[6,7]	10.85	.13		.54	.67	(.13)	(.12)	(.25)	11.27	6.33	[8]	86		1.07	[9]	1.07	[9]	1.37	[9]	2.31	[9]
10/31/2018	11.24	.19		(.36)	(.17)	(.19)	(.03)	(.22)	10.85	(1.52)		78		1.07		1.07		1.36		1.71
10/31/2017	10.44	.17		.83	1.00	(.18)	(.02)	(.20)	11.24	9.72		65		1.10		1.09		1.39		1.57
10/31/2016	10.25	.17		.21	.38	(.19)	—	(.19)	10.44	3.74		39		1.17		1.08		1.39		1.62
10/31/2015[6,10]	10.00	—	[11]	.25	.25	—	—	—	10.25	2.50	[8]	1		.24	[8]	.20	[8]	.51	[8]	—	[8,17]
Class T:
4/30/2019[6,7]	10.89	.18		.55	.73	(.18)	(.12)	(.30)	11.32	6.92	[8,12]	—	[13]	.08	[9,12]	.08	[9,12]	.38	[9,12]	3.33	[9,12]
10/31/2018	11.28	.31		(.37)	(.06)	(.30)	(.03)	(.33)	10.89	(.57)[12]		—	[13]	.08	[12]	.08	[12]	.37	[12]	2.72	[12]
10/31/2017[6,14]	10.79	.14		.48	.62	(.13)	—	(.13)	11.28	5.80	[8,12]	—	[13]	.09	[9,12]	.08	[9,12]	.38	[9,12]	2.20	[9,12]
Class F-1:
4/30/2019[6,7]	10.89	.16		.55	.71	(.16)	(.12)	(.28)	11.32	6.75	[8]	14		.39	[9]	.39	[9]	.69	[9]	2.99	[9]
10/31/2018	11.28	.27		(.36)	(.09)	(.27)	(.03)	(.30)	10.89	(.89)		13		.39		.39		.68		2.40
10/31/2017	10.47	.25		.83	1.08	(.25)	(.02)	(.27)	11.28	10.46		12		.42		.41		.71		2.26
10/31/2016	10.27	.25		.19	.44	(.24)	—	(.24)	10.47	4.32		9		.48		.39		.70		2.37
10/31/2015[6,10]	10.00	.05		.22	.27	—	—	—	10.27	2.70	[8]	—	[13]	.12	[8]	.08	[8]	.39	[8]	.46	[8]
Class F-2:
4/30/2019[6,7]	10.91	.18		.55	.73	(.18)	(.12)	(.30)	11.34	6.87	[8]	72		.14	[9]	.14	[9]	.44	[9]	3.24	[9]
10/31/2018	11.29	.29		(.35)	(.06)	(.29)	(.03)	(.32)	10.91	(.55)		62		.15		.15		.44		2.58
10/31/2017	10.49	.27		.82	1.09	(.27)	(.02)	(.29)	11.29	10.62		38		.17		.16		.46		2.44
10/31/2016	10.27	.26		.21	.47	(.25)	—	(.25)	10.49	4.68		14		.24		.15		.46		2.44
10/31/2015[6,10]	10.00	.01		.26	.27	—	—	—	10.27	2.70	[8]	1		.09	[8]	.04	[8]	.35	[8]	.07	[8]
Class F-3:
4/30/2019[6,7]	10.90	.19		.53	.72	(.18)	(.12)	(.30)	11.32	6.83	[8]	5		.04	[9]	.04	[9]	.34	[9]	3.40	[9]
10/31/2018	11.28	.31		(.36)	(.05)	(.30)	(.03)	(.33)	10.90	(.45)		5		.04		.04		.33		2.72
10/31/2017[6,15]	10.65	.20		.62	.82	(.19)	—	(.19)	11.28	7.80	[8]	—	[13]	.09	[9]	.06	[9]	.36	[9]	2.37	[9]
Class R-1:
4/30/2019[6,7]	10.89	.11		.56	.67	(.13)	(.12)	(.25)	11.31	6.32	[8]	—	[13]	1.08	[9]	1.08	[9]	1.38	[9]	2.00	[9]
10/31/2018	11.27	.19		(.35)	(.16)	(.19)	(.03)	(.22)	10.89	(1.45)[12]		—	[13]	1.05	[12]	1.05	[12]	1.34	[12]	1.65	[12]
10/31/2017	10.47	.18		.82	1.00	(.18)	(.02)	(.20)	11.27	9.69	[12]	—	[13]	1.08	[12]	1.07	[12]	1.37	[12]	1.64	[12]
10/31/2016	10.27	.18		.20	.38	(.18)	—	(.18)	10.47	3.77	[12]	—	[13]	1.08	[12]	.95	[12]	1.26	[12]	1.72	[12]
10/31/2015[6,10]	10.00	.05		.22	.27	—	—	—	10.27	2.70	[8,12]	—	[13]	.14	[8,12]	.09	[8,12]	.40	[8,12]	.45	[8,12]
Class R-2:
4/30/2019[6,7]	10.86	.13		.55	.68	(.13)	(.12)	(.25)	11.29	6.46	[8]	2		.91	[9]	.91	[9]	1.21	[9]	2.39	[9]
10/31/2018	11.26	.20		(.35)	(.15)	(.22)	(.03)	(.25)	10.86	(1.37)		2		.94		.94		1.23		1.81
10/31/2017	10.48	.22		.80	1.02	(.22)	(.02)	(.24)	11.26	9.91		1		.88		.87		1.17		1.97
10/31/2016	10.26	.21		.24	.45	(.23)	—	(.23)	10.48	4.43	[12]	—	[13]	.75	[12]	.64	[12]	.95	[12]	2.00	[12]
10/31/2015[6,10]	10.00	.06		.20	.26	—	—	—	10.26	2.60	[8,12]	—	[13]	.09	[8,12]	.06	[8,12]	.37	[8,12]	.59	[8,12]
Class R-2E:
4/30/2019[6,7]	10.91	.17		.55	.72	(.17)	(.12)	(.29)	11.34	6.82	[8,12]	—	[13]	.23	[9,12]	.23	[9,12]	.53	[9,12]	3.18	[9,12]
10/31/2018	11.30	.29		(.36)	(.07)	(.29)	(.03)	(.32)	10.91	(.66)[12]		—	[13]	.29	[12]	.20	[12]	.49	[12]	2.59	[12]
10/31/2017	10.49	.28		.82	1.10	(.27)	(.02)	(.29)	11.30	10.68	[12]	—	[13]	.36	[12]	.15	[12]	.45	[12]	2.54	[12]
10/31/2016	10.27	.25		.20	.45	(.23)	—	(.23)	10.49	4.45	[12]	—	[13]	.50	[12]	.32	[12]	.63	[12]	2.42	[12]
10/31/2015[6,10]	10.00	.06		.21	.27	—	—	—	10.27	2.70	[8,12]	—	[13]	.07	[8,12]	.05	[8,12]	.36	[8,12]	.61	[8,12]

24	American Funds Retirement Income Portfolio Series

Moderate Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/2019[6,7]	$10.88	$.15	$.55	$.70	$(.15)	$(.12)	$(.27)	$11.31	6.63%[8]		$1		.63%[9]		.63%[9]		.93%[9]		2.77%[9]
10/31/2018	11.27	.24	(.36)	(.12)	(.24)	(.03)	(.27)	10.88	(1.10)		1		.65		.65		.94		2.14
10/31/2017	10.49	.21	.85	1.06	(.26)	(.02)	(.28)	11.27	10.29		—	[13]	.67		.65		.95		1.91
10/31/2016	10.27	.26	.20	.46	(.24)	—	(.24)	10.49	4.52	[12]	—	[13]	.39	[12]	.25	[12]	.56	[12]	2.49	[12]
10/31/2015[6,10]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8,12]	—	[13]	.07	[8,12]	.04	[8,12]	.35	[8,12]	.61	[8,12]
Class R-4:
4/30/2019[6,7]	10.90	.16	.54	.70	(.16)	(.12)	(.28)	11.32	6.67	[8]	1		.38	[9]	.38	[9]	.68	[9]	2.91	[9]
10/31/2018	11.29	.27	(.36)	(.09)	(.27)	(.03)	(.30)	10.90	(.80)		—	[13]	.35		.35		.64		2.36
10/31/2017	10.48	.25	.84	1.09	(.26)	(.02)	(.28)	11.29	10.60		—	[13]	.33		.31		.61		2.27
10/31/2016	10.27	.22	.22	.44	(.23)	—	(.23)	10.48	4.35	[12]	—	[13]	.49	[12]	.38	[12]	.69	[12]	2.17	[12]
10/31/2015[6,10]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8,12]	—	[13]	.07	[8,12]	.04	[8,12]	.35	[8,12]	.61	[8,12]
Class R-5E:
4/30/2019[6,7]	10.90	.17	.55	.72	(.17)	(.12)	(.29)	11.33	6.83	[8,12]	—	[13]	.23	[9,12]	.23	[9,12]	.53	[9,12]	3.18	[9,12]
10/31/2018	11.29	.30	(.37)	(.07)	(.29)	(.03)	(.32)	10.90	(.65)[12]		—	[13]	.18	[12]	.15	[12]	.44	[12]	2.64	[12]
10/31/2017	10.48	.28	.82	1.10	(.27)	(.02)	(.29)	11.29	10.73		—	[13]	.28		.14		.44		2.54
10/31/2016[6,16]	10.23	.25	.24	.49	(.24)	—	(.24)	10.48	4.88	[8]	—	[13]	.40	[9]	.26	[9]	.57	[9]	2.61	[9]
Class R-5:
4/30/2019[6,7]	10.91	.17	.55	.72	(.17)	(.12)	(.29)	11.34	6.84	[8]	—	[13]	.35	[9]	.20	[9]	.50	[9]	3.21	[9]
10/31/2018	11.30	.30	(.36)	(.06)	(.30)	(.03)	(.33)	10.91	(.60)		—	[13]	.34		.11		.40		2.68
10/31/2017	10.49	.27	.82	1.09	(.26)	(.02)	(.28)	11.30	10.62		—	[13]	.41		.21		.51		2.47
10/31/2016	10.27	.25	.20	.45	(.23)	—	(.23)	10.49	4.44		—	[13]	.48		.34		.65		2.40
10/31/2015[6,10]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8]	—	[13]	.07	[8]	.04	[8]	.35	[8]	.61	[8]
Class R-6:
4/30/2019[6,7]	10.92	.17	.55	.72	(.18)	(.12)	(.30)	11.34	6.83	[8]	2		.07	[9]	.06	[9]	.36	[9]	3.03	[9]
10/31/2018	11.30	.31	(.36)	(.05)	(.30)	(.03)	(.33)	10.92	(.46)		—	[13]	.09		.05		.34		2.76
10/31/2017	10.49	.28	.83	1.11	(.28)	(.02)	(.30)	11.30	10.82		—	[13]	.08		.07		.37		2.61
10/31/2016	10.27	.26	.20	.46	(.24)	—	(.24)	10.49	4.54		—	[13]	.34		.21		.52		2.53
10/31/2015[6,10]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8]	—	[13]	.07	[8]	.04	[8]	.35	[8]	.61	[8]

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	25

Financial highlights (continued)

Enhanced Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2019[6,7]	$11.21	$.17		$.61	$.78	$(.18)	$(.15)	$(.33)	$11.66	7.20%[8]		$703		.37%[9]		.37%[9]		.68%[9]		3.07%[9]
10/31/2018	11.59	.29		(.35)	(.06)	(.29)	(.03)	(.32)	11.21	(.53)		586		.37		.37		.68		2.51
10/31/2017	10.54	.27		1.09	1.36	(.27)	(.04)	(.31)	11.59	13.07		426		.40		.39		.71		2.43
10/31/2016	10.33	.27		.19	.46	(.25)	—	(.25)	10.54	4.55		215		.48		.38		.70		2.54
10/31/2015[6,10]	10.00	—	[11]	.33	.33	—	—	—	10.33	3.30	[8]	19		.11	[8]	.09	[8]	.42	[8]	—	[8,17]
Class C:
4/30/2019[6,7]	11.17	.13		.61	.74	(.14)	(.15)	(.29)	11.62	6.86	[8]	78		1.07	[9]	1.07	[9]	1.38	[9]	2.39	[9]
10/31/2018	11.55	.21		(.35)	(.14)	(.21)	(.03)	(.24)	11.17	(1.22)		67		1.07		1.07		1.38		1.82
10/31/2017	10.51	.19		1.09	1.28	(.20)	(.04)	(.24)	11.55	12.28		59		1.10		1.09		1.41		1.73
10/31/2016	10.32	.20		.19	.39	(.20)	—	(.20)	10.51	3.83		31		1.19		1.09		1.41		1.89
10/31/2015[6,10]	10.00	(.01)		.33	.32	—	—	—	10.32	3.20	[8]	3		.23	[8]	.20	[8]	.53	[8]	(.08)[8]
Class T:
4/30/2019[6,7]	11.21	.19		.60	.79	(.19)	(.15)	(.34)	11.66	7.35	[8,12]	—	[13]	.08	[9,12]	.08	[9,12]	.39	[9,12]	3.42	[9,12]
10/31/2018	11.59	.33		(.36)	(.03)	(.32)	(.03)	(.35)	11.21	(.26)[12]		—	[13]	.08	[12]	.08	[12]	.39	[12]	2.83	[12]
10/31/2017[6,14]	10.98	.15		.60	.75	(.14)	—	(.14)	11.59	6.90	[8,12]	—	[13]	.09	[9,12]	.08	[9,12]	.40	[9,12]	2.30	[9,12]
Class F-1:
4/30/2019[6,7]	11.21	.17		.61	.78	(.18)	(.15)	(.33)	11.66	7.19	[8]	31		.40	[9]	.40	[9]	.71	[9]	3.07	[9]
10/31/2018	11.59	.29		(.35)	(.06)	(.29)	(.03)	(.32)	11.21	(.56)		26		.40		.40		.71		2.48
10/31/2017	10.54	.26		1.09	1.35	(.26)	(.04)	(.30)	11.59	13.01		19		.43		.42		.74		2.37
10/31/2016	10.33	.25		.21	.46	(.25)	—	(.25)	10.54	4.55		17		.48		.39		.71		2.34
10/31/2015[6,10]	10.00	.03		.30	.33	—	—	—	10.33	3.30	[8]	1		.10	[8]	.08	[8]	.41	[8]	.26	[8]
Class F-2:
4/30/2019[6,7]	11.22	.18		.62	.80	(.19)	(.15)	(.34)	11.68	7.39	[8]	121		.15	[9]	.15	[9]	.46	[9]	3.25	[9]
10/31/2018	11.60	.31		(.34)	(.03)	(.32)	(.03)	(.35)	11.22	(.32)		106		.15		.15		.46		2.68
10/31/2017	10.55	.29		1.09	1.38	(.29)	(.04)	(.33)	11.60	13.29		71		.18		.17		.49		2.64
10/31/2016	10.33	.28		.21	.49	(.27)	—	(.27)	10.55	4.82		27		.25		.15		.47		2.63
10/31/2015[6,10]	10.00	—	[11]	.33	.33	—	—	—	10.33	3.30	[8]	2		.07	[8]	.04	[8]	.37	[8]	.04	[8]
Class F-3:
4/30/2019[6,7]	11.21	.21		.60	.81	(.20)	(.15)	(.35)	11.67	7.46	[8]	8		.04	[9]	.04	[9]	.35	[9]	3.71	[9]
10/31/2018	11.59	.34		(.36)	(.02)	(.33)	(.03)	(.36)	11.21	(.23)		2		.05		.05		.36		2.94
10/31/2017[6,15]	10.81	.22		.77	.99	(.21)	—	(.21)	11.59	9.22	[8]	1		.10	[9]	.07	[9]	.39	[9]	2.56	[9]
Class R-1:
4/30/2019[6,7]	11.20	.12		.62	.74	(.15)	(.15)	(.30)	11.64	6.89	[8,12]	—	[13]	1.05	[9,12]	1.05	[9,12]	1.36	[9,12]	2.09	[9,12]
10/31/2018	11.59	.23		(.37)	(.14)	(.22)	(.03)	(.25)	11.20	(1.19)[12]		—	[13]	.98	[12]	.97	[12]	1.28	[12]	2.00	[12]
10/31/2017	10.54	.21		1.11	1.32	(.23)	(.04)	(.27)	11.59	12.62	[12]	—	[13]	.90	[12]	.84	[12]	1.16	[12]	1.92	[12]
10/31/2016	10.33	.22		.25	.47	(.26)	—	(.26)	10.54	4.59	[12]	—	[13]	.55	[12]	.43	[12]	.75	[12]	2.10	[12]
10/31/2015[6,10]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,12]	—	[13]	.06	[8,12]	.04	[8,12]	.37	[8,12]	.67	[8,12]
Class R-2:
4/30/2019[6,7]	11.16	.15		.60	.75	(.15)	(.15)	(.30)	11.61	6.97	[8]	1		.82	[9]	.82	[9]	1.13	[9]	2.65	[9]
10/31/2018	11.56	.22		(.35)	(.13)	(.24)	(.03)	(.27)	11.16	(1.12)		1		.89		.89		1.20		1.90
10/31/2017	10.52	.19		1.12	1.31	(.23)	(.04)	(.27)	11.56	12.57		1		.88		.87		1.19		1.70
10/31/2016	10.33	.21		.21	.42	(.23)	—	(.23)	10.52	4.08		—	[13]	1.01		.93		1.25		1.94
10/31/2015[6,10]	10.00	.05		.28	.33	—	—	—	10.33	3.30	[8,12]	—	[13]	.12	[8,12]	.10	[8,12]	.43	[8,12]	.43	[8,12]
Class R-2E:
4/30/2019[6,7]	11.23	.10		.67	.77	(.18)	(.15)	(.33)	11.67	7.10	[8,12]	—	[13]	.73	[9,12]	.73	[9,12]	1.04	[9,12]	1.79	[9,12]
10/31/2018	11.61	.32		(.36)	(.04)	(.31)	(.03)	(.34)	11.23	(.34)[12]		—	[13]	.27	[12]	.19	[12]	.50	[12]	2.72	[12]
10/31/2017	10.55	.30		1.09	1.39	(.29)	(.04)	(.33)	11.61	13.35	[12]	—	[13]	.36	[12]	.15	[12]	.47	[12]	2.70	[12]
10/31/2016	10.33	.27		.20	.47	(.25)	—	(.25)	10.55	4.60	[12]	—	[13]	.49	[12]	.33	[12]	.65	[12]	2.62	[12]
10/31/2015[6,10]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,12]	—	[13]	.07	[8,12]	.05	[8,12]	.38	[8,12]	.67	[8,12]

26	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2019[6,7]	$11.20	$.17	$.59	$.76	$(.17)	$(.15)	$(.32)	$11.64	7.03%[8]		$1		.63%[9]		.63%[9]		.94%[9]		2.98%[9]
10/31/2018	11.59	.28	(.38)	(.10)	(.26)	(.03)	(.29)	11.20	(.85)		1		.67		.67		.98		2.40
10/31/2017	10.54	.24	1.08	1.32	(.23)	(.04)	(.27)	11.59	12.69		—	[13]	.72		.71		1.03		2.16
10/31/2016	10.33	.25	.19	.44	(.23)	—	(.23)	10.54	4.35		—	[13]	.76		.67		.99		2.43
10/31/2015[6,10]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8,12]	—	[13]	.06	[8,12]	.04	[8,12]	.37	[8,12]	.67	[8,12]
Class R-4:
4/30/2019[6,7]	11.21	.18	.61	.79	(.18)	(.15)	(.33)	11.67	7.33	[8]	1		.31	[9]	.31	[9]	.62	[9]	3.16	[9]
10/31/2018	11.60	.30	(.36)	(.06)	(.30)	(.03)	(.33)	11.21	(.55)		1		.32		.32		.63		2.59
10/31/2017	10.54	.28	1.09	1.37	(.27)	(.04)	(.31)	11.60	13.17		—	[13]	.37		.36		.68		2.49
10/31/2016	10.33	.30	.16	.46	(.25)	—	(.25)	10.54	4.52		—	[13]	.46		.39		.71		2.81
10/31/2015[6,10]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8,12]	—	[13]	.07	[8,12]	.04	[8,12]	.37	[8,12]	.67	[8,12]
Class R-5E:
4/30/2019[6,7]	11.22	.18	.61	.79	(.19)	(.15)	(.34)	11.67	7.27	[8,12]	—	[13]	.22	[9,12]	.22	[9,12]	.53	[9,12]	3.27	[9,12]
10/31/2018	11.60	.32	(.36)	(.04)	(.31)	(.03)	(.34)	11.22	(.33)[12]		—	[13]	.17	[12]	.15	[12]	.46	[12]	2.75	[12]
10/31/2017	10.54	.30	1.09	1.39	(.29)	(.04)	(.33)	11.60	13.40		—	[13]	.28		.14		.46		2.71
10/31/2016[6,16]	10.30	.28	.22	.50	(.26)	—	(.26)	10.54	4.93	[8]	—	[13]	.39	[9]	.27	[9]	.59	[9]	2.85	[9]
Class R-5:
4/30/2019[6,7]	11.23	.19	.60	.79	(.19)	(.15)	(.34)	11.68	7.31	[8,12]	—	[13]	.22	[9,12]	.10	[9,12]	.41	[9,12]	3.40	[9,12]
10/31/2018	11.61	.33	(.36)	(.03)	(.32)	(.03)	(.35)	11.23	(.28)[12]		—	[13]	.27	[12]	.11	[12]	.42	[12]	2.79	[12]
10/31/2017	10.55	.29	1.09	1.38	(.28)	(.04)	(.32)	11.61	13.29		—	[13]	.41		.20		.52		2.65
10/31/2016	10.33	.27	.20	.47	(.25)	—	(.25)	10.55	4.59		—	[13]	.47		.34		.66		2.61
10/31/2015[6,10]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8]	—	[13]	.06	[8]	.04	[8]	.37	[8]	.67	[8]
Class R-6:
4/30/2019[6,7]	11.23	.19	.61	.80	(.20)	(.15)	(.35)	11.68	7.36	[8]	1		.09	[9]	.05	[9]	.36	[9]	3.41	[9]
10/31/2018	11.61	.32	(.34)	(.02)	(.33)	(.03)	(.36)	11.23	(.24)		1		.09		.05		.36		2.73
10/31/2017	10.55	.26	1.14	1.40	(.30)	(.04)	(.34)	11.61	13.49		—	[13]	.08		.06		.38		2.24
10/31/2016	10.33	.26	.22	.48	(.26)	—	(.26)	10.55	4.70		—	[13]	.32		.20		.52		2.54
10/31/2015[6,10]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8]	—	[13]	.06	[8]	.04	[8]	.37	[8]	.67	[8]

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	27

Financial highlights (continued)

	Six months ended	Year ended October 31				Period ended
Portfolio turnover rate for all share classes	April 30, 2019[6,7,8]	2018	2017	2016		October 31, 2015[6,8,10]
Conservative Portfolio	2%	3%	2%	—%[18]		—%[18]
Moderate Portfolio	1	1	3	—	[18]	—	[18]
Enhanced Portfolio	1	2	1	3		—	[18]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period August 28, 2015, commencement of operations, through October 31, 2015.
[11]	Amount less than $.01.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	Amount less than $1 million.
[14]	Class T shares began investment operations on April 7, 2017.
[15]	Class F-3 shares began investment operations on January 27, 2017.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Amount less than .01%.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements

28	American Funds Retirement Income Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2018, through April 30, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Retirement Income Portfolio Series	29

Conservative Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,063.87	$2.00	.39%	$3.48	.68%
Class A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.41	.68
Class C – actual return	1,000.00	1,059.60	5.57	1.09	7.05	1.38
Class C – assumed 5% return	1,000.00	1,019.39	5.46	1.09	6.90	1.38
Class T – actual return	1,000.00	1,065.33	.46	.09	1.95	.38
Class T – assumed 5% return	1,000.00	1,024.35	.45	.09	1.91	.38
Class F-1 – actual return	1,000.00	1,062.83	2.05	.40	3.53	.69
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.46	.69
Class F-2 – actual return	1,000.00	1,064.90	.82	.16	2.30	.45
Class F-2 – assumed 5% return	1,000.00	1,024.00	.80	.16	2.26	.45
Class F-3 – actual return	1,000.00	1,065.50	.31	.06	1.79	.35
Class F-3 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class R-1 – actual return	1,000.00	1,058.98	5.77	1.13	7.25	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.10	1.42
Class R-2 – actual return	1,000.00	1,061.11	4.70	.92	6.18	1.21
Class R-2 – assumed 5% return	1,000.00	1,020.23	4.61	.92	6.06	1.21
Class R-2E – actual return	1,000.00	1,064.29	.92	.18	2.41	.47
Class R-2E – assumed 5% return	1,000.00	1,023.90	.90	.18	2.36	.47
Class R-3 – actual return	1,000.00	1,061.79	3.58	.70	5.06	.99
Class R-3 – assumed 5% return	1,000.00	1,021.32	3.51	.70	4.96	.99
Class R-4 – actual return	1,000.00	1,062.82	2.05	.40	3.53	.69
Class R-4 – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.46	.69
Class R-5E – actual return	1,000.00	1,064.69	1.08	.21	2.56	.50
Class R-5E – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.51	.50
Class R-5 – actual return	1,000.00	1,065.93	.56	.11	2.05	.40
Class R-5 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.01	.40
Class R-6 – actual return	1,000.00	1,065.43	.31	.06	1.79	.35
Class R-6 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35

30	American Funds Retirement Income Portfolio Series

Moderate Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,067.61	$1.79	.35%	$3.33	.65%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.26	.65
Class C – actual return	1,000.00	1,063.35	5.47	1.07	7.01	1.37
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	6.85	1.37
Class T – actual return	1,000.00	1,069.17	.41	.08	1.95	.38
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	1.91	.38
Class F-1 – actual return	1,000.00	1,067.45	2.00	.39	3.54	.69
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.46	.69
Class F-2 – actual return	1,000.00	1,068.72	.72	.14	2.26	.44
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.21	.44
Class F-3 – actual return	1,000.00	1,068.35	.21	.04	1.74	.34
Class F-3 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.71	.34
Class R-1 – actual return	1,000.00	1,063.22	5.52	1.08	7.06	1.38
Class R-1 – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.90	1.38
Class R-2 – actual return	1,000.00	1,064.60	4.66	.91	6.19	1.21
Class R-2 – assumed 5% return	1,000.00	1,020.28	4.56	.91	6.06	1.21
Class R-2E – actual return	1,000.00	1,068.22	1.18	.23	2.72	.53
Class R-2E – assumed 5% return	1,000.00	1,023.65	1.15	.23	2.66	.53
Class R-3 – actual return	1,000.00	1,066.30	3.23	.63	4.76	.93
Class R-3 – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.66	.93
Class R-4 – actual return	1,000.00	1,066.66	1.95	.38	3.48	.68
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.41	.68
Class R-5E – actual return	1,000.00	1,068.31	1.18	.23	2.72	.53
Class R-5E – assumed 5% return	1,000.00	1,023.65	1.15	.23	2.66	.53
Class R-5 – actual return	1,000.00	1,068.39	1.03	.20	2.56	.50
Class R-5 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.51	.50
Class R-6 – actual return	1,000.00	1,068.25	.31	.06	1.85	.36
Class R-6 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.81	.36

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	31

Enhanced Portfolio

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,072.04	$1.90	.37%	$3.49	.68%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.41	.68
Class C – actual return	1,000.00	1,068.59	5.49	1.07	7.08	1.38
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	6.90	1.38
Class T – actual return	1,000.00	1,073.52	.41	.08	2.01	.39
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	1.96	.39
Class F-1 – actual return	1,000.00	1,071.87	2.05	.40	3.65	.71
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.56	.71
Class F-2 – actual return	1,000.00	1,073.89	.77	.15	2.37	.46
Class F-2 – assumed 5% return	1,000.00	1,024.05	.75	.15	2.31	.46
Class F-3 – actual return	1,000.00	1,074.62	.21	.04	1.80	.35
Class F-3 – assumed 5% return	1,000.00	1,024.60	.20	.04	1.76	.35
Class R-1 – actual return	1,000.00	1,068.94	5.39	1.05	6.98	1.36
Class R-1 – assumed 5% return	1,000.00	1,019.59	5.26	1.05	6.80	1.36
Class R-2 – actual return	1,000.00	1,069.73	4.21	.82	5.80	1.13
Class R-2 – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.66	1.13
Class R-2E – actual return	1,000.00	1,070.98	3.75	.73	5.34	1.04
Class R-2E – assumed 5% return	1,000.00	1,021.17	3.66	.73	5.21	1.04
Class R-3 – actual return	1,000.00	1,070.31	3.23	.63	4.83	.94
Class R-3 – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.71	.94
Class R-4 – actual return	1,000.00	1,073.25	1.59	.31	3.19	.62
Class R-4 – assumed 5% return	1,000.00	1,023.26	1.56	.31	3.11	.62
Class R-5E – actual return	1,000.00	1,072.71	1.13	.22	2.72	.53
Class R-5E – assumed 5% return	1,000.00	1,023.70	1.10	.22	2.66	.53
Class R-5 – actual return	1,000.00	1,073.12	.51	.10	2.11	.41
Class R-5 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.06	.41
Class R-6 – actual return	1,000.00	1,073.65	.26	.05	1.85	.36
Class R-6 – assumed 5% return	1,000.00	1,024.55	.25	.05	1.81	.36

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

32	American Funds Retirement Income Portfolio Series

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American Funds Retirement Income Portfolio Series	33

Approval of Investment Advisory and Service Agreement

American Funds Retirement Income Portfolio Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2020. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as market indexes and fund averages, over various periods ended September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results. The board and the committee reviewed each fund’s investment results measured against the Lipper Retirement Income Funds Average, the Standard & Poor’s Target Date Retirement Income Index, and the Lipper Retirement Income Funds Index.

American Funds Retirement Income Portfolio Series – Conservative seeks to provide current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital. The board and the committee reviewed the results for the one-year, three-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results were mixed compared to the results of the indexes.

American Funds Retirement Income Portfolio Series – Moderate seeks to provide current income, long-term growth of capital and conservation of capital. The board and the committee reviewed the results for the one-year, three-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results generally compared favorably to the results of the indexes.

34	American Funds Retirement Income Portfolio Series

American Funds Retirement Income Portfolio Series – Enhanced seeks to provide current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital. The board and the committee reviewed the results for the one-year, three-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the fund’s investment results generally compared favorably to the results of the indexes.

The board and the committee concluded that in view of each fund’s short history, each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average total expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018 CRMC benefited from research

American Funds Retirement Income Portfolio Series	35

obtained with commissions from portfolio transactions made on behalf of the underlying American Funds and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They also considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

36	American Funds Retirement Income Portfolio Series

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series”— which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2019